NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Net loss attributable to common shareholders					$ (4,148,947)	$ (19,511)
Weighted average common shares outstanding - Basic and diluted	340,268,500	10,000,000	340,268,500	10,000,000	165,747,163	10,000,000
Net loss per share - Basic and diluted					$ (0.03)	$ (0.00)